INCOME TAXES (Schedule of Reconciliation of Effective Income Tax Rate) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
INCOME TAXES [Abstract]
Federal income taxes at 34%	$ (466,035)	$ (6,490,627)
Change in fair value of derivative liability - warrant instruments	(3,665,316)	2,079,490
Warrant modification expense	0	363,229
Amortization of beneficial conversion feature	175,042	126,740
Meals and entertainment	14,617
Restricted stock units	124,525
Change in valuation allowance	3,814,448	3,874,974
Other	2,719	46,194
Provision for income taxes	0	0
Tax Loss Carryfoward, Amount	9,899,863
Tax loss Carryforward, Limitations on Use	federal tax loss carry-forwards will begin to expire in 2029.
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%
Operating Loss Carryforwards For Indefinite Period	$ 8,280,964